Cover	12 Months Ended
Feb. 02, 2025
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Pure Storage, Inc.
Entity Central Index Key	0001474432